Cover	Sep. 16, 2025
Cover [Abstract]
Document Type	S-3ASR
Amendment Flag	false
Entity Registrant Name	FORWARD INDUSTRIES, INC.
Entity Central Index Key	0000038264
Document Creation Date	Sep. 16, 2025